Cover	12 Months Ended
Dec. 31, 2022
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2022
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2022
Current Fiscal Year End Date	--12-31
Entity Registrant Name	INTERCURE LTD.
Entity Central Index Key	0001857030
Entity Incorporation, State or Country Code	L3
Entity Address, Address Line One	85 Medinat ha-Yehudim Street
Entity Address, City or Town	Herzliya
Entity Address, Country	IL
Entity Address, Postal Zip Code	4676670
Title of 12(b) Security	Ordinary Shares
Trading Symbol	INCR
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Auditor Firm ID	1057
Auditor Name	Somekh Chaikin
Auditor Location	Tel-Aviv, Israel
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	85 Medinat ha-Yehudim Street
Entity Address, City or Town	Herzliya
Entity Address, Country	IL
Entity Address, Postal Zip Code	4676670
City Area Code	972
Local Phone Number	77 460 5012
Contact Personnel Name	Amos Cohen
Contact Personnel Email Address	Amos@intercure.co